Disclosure of detailed information about cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Consumables and materials	$ 33,179	$ 35,762
Labour costs	69,435	63,444
Energy	30,738	28,246
Other costs	16,072	13,881
Production costs	149,424	141,333
Transportation and other selling costs	3,267	3,756
Workers participation costs	2,328	1,907
Environmental duties and royalties	1,096	1,389
Inventory changes	1,752	560
Standby costs during stoppage at the La Encantada mine	1,398	0
Other costs	0	336
Cost of sales	$ 159,265	$ 149,281